Fixed Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fixed Assets [Line Items]
Borrowing costs	€ 5,799
Acquired fixed assets on credit	8,605	€ 904
Total for All Subsidiaries [Member]
Fixed Assets [Line Items]
Carrying amount	€ 589,074